Redeemable noncontrolling interests (Details) - EUR (€)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of the period		€ 2,076,000	€ 351,000	€ 2,076,000
Net loss attributable to noncontrolling interests	€ (43,000)	€ (952,000)	(110,000)	(995,000)	€ (239,000)
Fair value adjustments through members’ equity			149,000	995,000	239,000
Currency translation adjustments and other			0	129,000
Change in ownership of noncontrolling interest			0	(1,854,000)
Deconsolidation of entity			(390,000)	0
Balance, end of period	€ 351,000		€ 0	€ 351,000	€ 2,076,000